RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

		As of September 30,
Accounts	Name of related parties	2023	2022
Related party payables	Shareholder, HUANG Jian Cong	$1,017,701	$1,963,527
Related party payables	Other Affiliates of the Company	93,300	88,876